October 18, 2012

The Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Larry Spirgel, Assistant Director

Re:	WELLS-GARDNER ELECTRONICS CORPORATION Form 10-K for the fiscal year ended December 31, 2011 filed March 8, 2011 Commission File No. 001-8250

Dear Mr. Spirgel:

We are counsel to Wells-Gardner Electronics Corporation (the “Company” or the “Applicant”).

Please find below the responses of the Company to your letter dated October 10, 2012, providing comments to the Company’s Form 10-K for the year ended December 31, 2011.    In order to facilitate the review of this letter by the Staff of the Securities and Exchange Commission (the “Commission”), I have restated each of your numbered comments below and have included the Company’s response directly below each comment:

1.           Please include your conclusion on management’s evaluation of the adequacy and effectiveness of the Company’s disclosure controls and procedures, as of the end of the period, in the section on Evaluation of Disclosure Controls and procedures.  The Form 10-K filing for 2011 contains this conclusion in the section on Management’s Annual Report on Internal Control Over Financial Reporting.

Response:   The Company has amended the 2011 Form 10-K filing pursuant to the attached proposed Form 10-K/A to include Management’s conclusion, based on their evaluation, of the adequacy and effectiveness of the Company’s disclosure controls and procedures, as of the end of the period, in the section on Evaluation of Disclosure Controls and procedures.

2.           Please amend the 2011 Form 10-K to disclose management’s assessment of the effectiveness of the registrant’s internal control over financial reporting as of the end of the most recent fiscal year, including a statement as to whether or not internal control over financial reporting is effective, as required by Item 308(a)(3) of Regulation S-K.

Response:   The Company has amended the 2011 Form 10-K filing pursuant to the attached proposed Form 10-K/A to disclose management’s assessment of the effectiveness of the Company’s internal control over financial reporting, as of the end of the period, including a statement that such internal control over financial reporting is effective.

The Company acknowledges that: the Company is responsible for the adequacy and accuracy of the disclosure in the filing;  the staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United Sates.

Please direct all orders and notices issued in response to this submission and revised application to the undersigned.  If you have any questions, please contact the undersigned at (847)-582-9901.

Very truly yours,

//Philip E. Ruben//

Philip E. Ruben

Enclosures
cc:           Wells-Gardner Electronics Corporation